NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

LOOMIS SAYLES STRATEGIC INCOME FUND

GATEWAY FUND

NATIXIS DIVERSIFIED PORTFOLIOS

NATIXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES

DELAFIELD SELECT FUND

VAUGHAN NELSON VALUE OPPORTUNITY FUND

ASG GLOBAL ALTERNATIVES FUND

Supplement dated December 30, 2008 to the Natixis Equity Funds Class A, B and C Prospectus, Natixis Equity Funds Class Y Prospectus, Natixis Income Funds Class A, B and C Prospectus, Natixis Income Funds Class Y Prospectus, Loomis Sayles Strategic Income Fund Class A, B and C Prospectus, each dated February 1, 2008; Natixis Equity Funds Class A, B and C Prospectus, Natixis Equity Funds Class Y Prospectus, Gateway Fund Class A and C Prospectus and Natixis Diversified Portfolios Class A and C Prospectus, each dated May 1, 2008; Natixis Cash Management Trust – Money Market Series Prospectus, dated September 1, 2008; Delafield Select Fund Class A and C Prospectus and Delafield Select Fund Class Y Prospectus, each dated June 25, 2008, as revised September 29, 2008; Vaughan Nelson Value Opportunity Fund Class A and C Prospectus and Vaughan Nelson Value Opportunity Fund Class Y Prospectus, each dated October 31, 2008; and ASG Global Alternatives Fund Class A and C Prospectus and ASG Global Alternatives Fund Class Y Prospectus, each dated December 1, 2008, as may be revised and supplemented from time to time.

Effective January 1, 2009, AEW Management and Advisors, L.P., the investment adviser of the AEW Real Estate Fund (the “Fund”), will combine its business into its immediate parent company, AEW Capital Management, L.P. Immediately following the reorganization, all of the assets and operations of AEW Management and Advisors, L.P. will become assets and operations of AEW Capital Management, L.P., and AEW Capital Management, L.P. will become the investment adviser of the Fund. Accordingly, all references to AEW Management and Advisors, L.P. are hereby removed and replaced with references to AEW Capital Management, L.P. The reorganization will not result in any change in the portfolio management arrangements for the Fund, including portfolio management personnel, or any change in the management or operations of the Fund.